UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21728

                      AETOS CAPITAL OPPORTUNITIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                    DATE OF REPORTING PERIOD: APRIL 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2008

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                 April 30, 2008
                                   (unaudited)

                                                                                         % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST             VALUE         CAPITAL
--------------------------------------------------------------------------------------------------------
Davidson Kempner Partners                             $   50,000,000    $  65,362,126        12.63%
Farallon Capital Offshore Investors, Inc.                 69,000,000       71,719,846        13.85
FFIP, L.P.                                                46,630,000       56,937,757        11.00
HBK Fund L.P.                                             49,039,960       48,155,672         9.30
Ishin Fund, LLC                                           43,000,000       50,905,616         9.83
Lazard Emerging Income, L.P.                              29,000,000       34,607,111         6.68
Oceanwood Global Opportunities Fund L.P.                  55,000,000       50,723,690         9.80
Parsec Trading Corp.                                      32,555,466       36,259,960         7.00
Pequot Credit Opportunities Fund, L.P.                    35,000,000       37,827,091         7.31
Pequot Short Credit Fund, L.P.                            32,000,000       38,086,266         7.36
Satellite Fund II, L.P.                                      600,000        1,057,681         0.20
Sowood Alpha Fund, L.P.                                    4,158,880        2,269,927         0.44
                                                      --------------------------------------------------
    Total                                             $  445,984,306    $ 493,912,743        95.40%
                                                      ==================================================

The aggregate cost of investments for tax purposes was $482,806,594. Net unrealized appreciation on investments for tax purposes was $11,106,149 consisting of $35,914,429 of gross unrealized appreciation and $24,808,280 of gross unrealized depreciation.

Percentages are based on Members' Capital of $517,747,915. The investments in portfolio funds shown above, representing 95.40% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2008
                                   (unaudited)

                                                                                         % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST               VALUE        CAPITAL
--------------------------------------------------------------------------------------------------------
Aurelius Capital Partners, L.P.                       $   30,500,000    $  35,773,522        19.66%
King Street Capital, L.P.                                 26,050,000       36,699,971        20.17
One East Partners, L.P.                                   31,500,000       32,305,437        17.75
Silver Point Capital Fund, L.P.                           26,100,000       34,396,708        18.90
Watershed Capital Partners, L.P.                          11,050,000       13,801,685         7.59
                                                      --------------------------------------------------
    Total                                             $  125,200,000    $ 152,977,323        84.07%
                                                      ==================================================

The aggregate cost of investments for tax purposes was $135,503,713. Net unrealized appreciation on investments for tax purposes was $17,473,610 consisting of $17,473,610 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $181,953,420. The investments in portfolio funds shown above, representing 84.07% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2008
                                   (unaudited)

                                                                                              % OF MEMBERS'
PORTFOLIO FUND NAME                                          COST              VALUE            CAPITAL
--------------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                               $    32,000,000   $    59,550,966             5.96%
Bay Resource Partners, L.P.                                37,500,000        66,593,370             6.66
Bay II Resource Partners, L.P.                             10,000,000        10,515,041             1.05
Cadian Fund LP                                             35,000,000        37,516,408             3.75
Cadmus Capital Partners (QP), L.P.                          7,570,783         7,483,076             0.75
Cantillon Pacific, L.P.                                    13,000,000        16,369,415             1.64
Cantillon U.S., L.P.                                       22,699,464        25,632,298             2.56
Cantillon World, L.P.                                      30,000,000        27,720,453             2.77
Cavalry Technology, L.P.                                   29,576,608        45,965,475             4.60
Conatus Capital Partners LP                                17,500,000        17,553,529             1.76
Copper River Partners, L.P.                                36,000,000        32,303,862             3.23
The Elkhorn Fund, LLC                                      67,854,685        75,328,870             7.54
Highside Capital Partners, L.P.                            48,361,170        76,326,002             7.64
Icarus Qualified Partners, L.P.                            26,000,000        38,141,439             3.82
JL Partners, L.P.                                          51,015,887        71,054,366             7.11
Millgate Partners II, L.P.                                 22,000,000        21,288,546             2.13
North River Partners, L.P.                                 45,650,000        50,031,018             5.00
UC Financials Fund Limited                                 43,000,000        37,449,687             3.74
ValueAct Capital Partners III, L.P.                        75,000,000        65,480,987             6.55
Viking Global Equities, L.P.                               55,000,000        93,743,931             9.38
Woodbourne Daybreak Global Fund L.P.                       62,000,000        49,075,636             4.91
                                                      --------------------------------------------------------
    Total                                             $   766,728,597   $   925,124,375            92.55%
                                                      ========================================================

The aggregate cost of investments for tax purposes was $808,195,447. Net unrealized appreciation on investments for tax purposes was $116,928,928 consisting of $155,146,300 of gross unrealized appreciation and $38,217,372 of gross unrealized depreciation.

Percentages are based on Members' Capital of $999,617,833. The investments in portfolio funds shown above, representing 92.55% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                Aetos Capital Market Neutral Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2008
                                   (unaudited)

                                                                                              % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST               VALUE            CAPITAL
--------------------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.          $    10,000,000   $     6,815,108             5.70%
Bravura 99 Fund, L.P.                                      30,682,132        37,022,436            30.96
GMO Mean Reversion Fund                                    26,000,000        34,759,497            29.07
                                                      --------------------------------------------------------
    Total                                             $    66,682,132   $    78,597,041            65.73%
                                                      ========================================================

The aggregate cost of investments for tax purposes was $68,747,075. Net unrealized appreciation on investments for tax purposes was $9,849,966 consisting of $12,207,705 of gross unrealized appreciation and $2,357,739 of gross unrealized depreciation.

Percentages are based on Members' Capital of $119,571,131. The investments in portfolio funds shown above, representing 65.73% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                      Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                 April 30, 2008
                                   (unaudited)

                                                                                              % OF MEMBERS'
PORTFOLIO FUND NAME                                          COST              VALUE            CAPITAL
--------------------------------------------------------------------------------------------------------------
Davidson Kempner Healthcare Fund L.P.                 $    12,700,000   $    10,833,962             5.69%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.       21,500,000        22,888,284            12.02
Joho Partners, L.P.                                        19,000,000        29,074,130            15.27
Pequot Short Credit Fund, L.P.                             14,000,000        15,746,574             8.27
Sansar Capital, L.P.                                       18,000,000        19,004,048             9.98
Saras Capital Partners, L.P.                               19,000,000        18,449,356             9.69
Sheffield Institutional Partners, L.P.                      8,500,000         8,065,450             4.23
Spindrift Partners, L.P.                                   18,000,000        24,120,862            12.67
                                                      --------------------------------------------------------
    Total                                             $   130,700,000   $   148,182,666            77.82%
                                                      ========================================================


The aggregate cost of investments for tax purposes was $131,981,246. Net unrealized appreciation on investments for tax purposes was $16,201,420 consisting of $20,369,186 of gross unrealized appreciation and $4,167,766 of gross unrealized depreciation.

Percentages are based on Members' Capital of $190,412,928. The investments in portfolio funds shown above, representing 77.82% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Aetos Capital Funds (each a "Fund" and collectively the "Funds") adopted SFAS No. 157 on February 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2008:


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
-------------------------------------------------------------

                                                  LEVEL 1           LEVEL 2            LEVEL 3             TOTAL
                                               --------------    ---------------    ---------------    ---------------
Investments in other hedge funds               $           --    $            --    $   493,912,743    $   493,912,743
                                               ==============    ===============    ===============    ===============

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
-------------------------------------------------------------

                                                  LEVEL 1           LEVEL 2            LEVEL 3             TOTAL
                                               --------------    ---------------    ---------------    ---------------
Investments in other hedge funds               $           --    $            --    $  152,977,323     $   152,977,323
                                               ==============    ===============    ===============    ===============

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
-------------------------------------------------------------

                                                  LEVEL 1           LEVEL 2            LEVEL 3             TOTAL
                                               --------------    ---------------    ---------------    ---------------
Investments in other hedge funds               $           --    $            --    $   925,124,375    $   925,124,375
                                               ==============    ===============    ===============    ===============

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
-------------------------------------------------------------

                                                  LEVEL 1           LEVEL 2            LEVEL 3             TOTAL
                                               --------------    ---------------    ---------------    ---------------
Investments in other hedge funds               $           --    $            --    $    78,597,041    $    78,597,041
                                               ==============    ===============    ===============    ===============

AETOS CAPITAL OPPORTUNITIES FUND, LLC
-------------------------------------------------------------

                                                  LEVEL 1           LEVEL 2            LEVEL 3             TOTAL
                                               --------------    ---------------    ---------------    ---------------
Investments in other hedge funds               $           --    $            --    $   148,182,666    $   148,182,666
                                               ==============    ===============    ===============    ===============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:


                                                         AETOS                             AETOS
                                        AETOS           CAPITAL           AETOS           CAPITAL
                                       CAPITAL        DISTRESSED        CAPITAL           MARKET             AETOS
                                    MULTI-STRATEGY    INVESTMENT       LONG/SHORT         NEUTRAL           CAPITAL
                                      ARBITRAGE       STRATEGIES       STRATEGIES        STRATEGIES      OPPORTUNITIES
                                      FUND, LLC        FUND, LLC        FUND, LLC         FUND, LLC         FUND, LLC
                                    --------------   --------------   --------------   --------------   --------------
Beginning Balance as of 1/31/08     $  536,259,329   $  151,547,464   $  932,836,479   $   74,361,272   $  146,506,648
Realized gain/(loss)                     4,266,398               --          393,344               --               --
Change in unrealized
appreciation/(depreciation)             (9,724,566)       1,429,859       12,756,525        1,235,769        1,676,018
Net purchase/sales                     (36,888,418)              --      (20,861,973)       3,000,000               --
Net transfers in and/or out of
Level 3                                         --               --               --               --               --
                                    --------------   --------------   --------------   --------------   --------------
ENDING BALANCE AS OF 4/30/08        $  493,912,743   $  152,977,323   $  925,124,375   $   78,597,041   $  148,182,666
                                    ==============   ==============   ==============   ==============   ==============

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Aetos Capital Opportunities Fund, LLC


By (Signature and Title)*                 /s/ Michael F. Klein
                                          ---------------------------
                                          Michael F. Klein, President

Date: June 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Michael F. Klein
                                          ---------------------------
                                          Michael F. Klein, President

Date: June 26, 2008


By (Signature and Title)*                 /s/ Scott D. Sawyer
                                          ---------------------------
                                          Scott D. Sawyer, Treasurer

Date: June 26, 2008

* Print the name and title of each signing officer under his or her signature.